GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class P, Class R, and Class R6 Shares of the Goldman Sachs Emerging Markets Equity ex. China Fund (the “Fund”)

Supplement dated August 16, 2022 to the

Prospectuses and Statement of Additional Information (“SAI”),

each dated August 16, 2022

Goldman Sachs Asset Management, L.P., investment adviser to the Fund, currently does not intend to purchase securities of Russian issuers on behalf of the Fund.

This Supplement should be retained with your Prospectus and SAI for future reference.

EMEEXCHNSTK